Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies:
Purchase obligations under "take or pay" arrangements

Year ending December 31,	RMB	US$
2013	2,167,035	347,833
2014	2,388,923	383,449
2015	2,640,972	423,905
2016	2,550,609	409,401
2017	2,519,181	404,356
Thereafter	4,933,664	791,908
Total	17,200,384	2,760,852